Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Beginning Balance	¥53,177	¥66,901	¥7,467
Adjustment of redeemable noncontrolling interests to redemption value	220	(7,557)	(1,293)
Transaction with noncontrolling interests	2,269	(3,606)	0
Comprehensive income
Net Income	4,970	819	432
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	9,295	919	(58)
Total other comprehensive income (loss)	9,295	919	(58)
Comprehensive income	14,265	1,738	374
Cash dividends	(3,030)	(11,272)	0
Property dividends	0	(3,776)	0
Partial sale of the parent’s ownership interest in subsidiaries that results in the loss of control	0	(34,961)	0

Ending Balance	¥66,901	¥7,467	¥6,548